Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	BIOAGE LABS, INC.
Entity Central Index Key	0001709941
Entity Emerging Growth Company	true
Entity File Number	001-42279
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4721157
Entity Address, Address Line One	5885 Hollis Street
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	806-1445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 Par Value Per Share
Trading Symbol	BIOA
Security Exchange Name	NASDAQ